Prepaid Expenses and Other Current Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Line Items]
Credit losses for prepaid expenses and other current assets	¥ 1,758	¥ 2,201
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Credit losses for prepaid expenses and other current assets	¥ 0	¥ 373